Revenue - Contract Balances (Details) - EUR (€) € in Billions		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2019	Dec. 31, 2018
Revenue
Contract liabilities		€ 4.4	€ 3.1
Increases in contract liabilities mainly result from billing and invoices becoming due		9.0
Decreases in contract liabilities from satisfying performance obligations		€ 8.0
Revenue that was included in contract liability balance at beginning of period	€ 2.6		€ 3.2